Stockholder's Equity	3 Months Ended
Dec. 31, 2025
Stockholder’s Equity [Abstract]
STOCKHOLDER'S EQUITY

8. STOCKHOLDER’S EQUITY

Authorized Capital Stock

The certificate of incorporation adopted on August 5, 2024, in connection with the Merger, authorized 110,000,000 shares, of which 100,000,000 shares are common stock with a par value of $0.0001, and 10,000,000 shares are preferred stock with a par value of $0.0001. On April 7, 2025, pursuant to Board and stockholder approval, the Company amended its Certificate of Incorporation to increase the authorized shares of common stock from 100,000,000 shares to 400,000,000 shares.

Common Stock Offerings

July 2025 Offering

On July 17, 2025, we sold 6,818,182 shares of common stock and warrants to purchase 6,818,182 shares of common stock, at $1.32 per share and accompanying warrant. The immediately exercisable five-year warrants had an initial exercise price of exercise price of $1.32 per share. In connection with the December 10, 2025 offering (discussed below), we agreed to reduce the exercise price of the 6,818,182 warrants to $1.09 per share. Gross proceeds from the offering were approximately $9.0 million and net proceeds were $7,546,988, after deducting placement agent fees and other offering expenses. The estimated fair value of the warrants issued to the investors on July 17, 2025 was approximately $8,197,000. The estimated fair value of the repriced warrants issued to the investors as of December 8, 2025 was approximately $5,301,000.

We paid the placement agent a fee of 7.0% of the gross proceeds and expenses of $125,000 and granted the placement agent warrants to purchase 272,727 shares of common stock at an exercise price of $1.65 per share. The warrants are exercisable commencing on January 17, 2026 and expire on July 17, 2030. We also paid an additional 7.0% cash fee to a prior placement agent and issued warrants to purchase up to 477,273 shares of common stock at an exercise price of $1.65 per share. The placement agent warrants are exercisable commencing on August 17, 2025 and expire on July 17, 2030. The estimated fair value of the placement agent warrants was approximately $905,000.

September 2025 Offering

On September 10, 2025, we sold 5,142,858 shares of common stock and warrants to purchase 5,142,858 shares of common stock at $1.75 per share and accompanying warrant. The warrants are exercisable beginning on March 10, 2026 and expire on March 10, 2031 and had an initial exercise price of $1.84 per share. In connection with the December 10, 2025 offering (discussed below), Citius Oncology agreed to reduce the exercise price of the 5,142,858 warrants to $1.09 per share. Gross proceeds from the offering were approximately $9.0 million and net proceeds were $7,619,854, after deducting placement agent fees and other offering expenses. The estimated fair value of the warrants issued to the investors on September 10, 2025 was approximately $6,995,000. The estimated fair value of the repriced warrants issued to the investors as of December 8, 2025 was approximately $4,179,000.

We paid the placement agent a fee of 7.0% of the gross proceeds and expenses of $125,000. Additionally, we issued the placement agent warrants to purchase 205,714 shares of common stock at an exercise price of $1.92 per share. The warrants are exercisable commencing on March 10, 2026 and expire on March 10, 2031. We also paid an additional 7.0% cash fee to a prior placement agent and issued warrants to purchase up to 360,000 shares of common stock at an exercise price of $2.1875 per share. The placement agent warrants are exercisable commencing on March 10, 2026 and expire on March 10, 2031. The estimated fair value of the placement agent warrants was approximately $717,000.

December 2025 Offering

On December 10, 2025, we sold 1,284,404 shares of common stock and accompanying warrants to purchase 1,284,404 shares of common stock, at $1.09 per share and accompanying warrant, and additionally sold 15,229,358 pre-funded warrants and accompanying warrants to purchase 15,229,358 shares of common stock at $1.0899 per pre-funded warrant and accompanying warrant. Aggregate gross proceeds from the offering were approximately $18.0 million and net proceeds were $15,125,489, after deducting placement agent fees and other offering expenses. The 15,229,358 pre-funded warrants are immediately exercisable at $0.0001 per share and do not expire. The 16,513,762 warrants have an exercise price of $1.09 and are exercisable for five years after stockholder approval, expected in February 2026. The estimated fair value of the 16,513,762 warrants issued to the investors was approximately $13,196,000.

We paid the placement agent a fee of 7.0% of the gross proceeds and expenses of $135,000. Additionally, we issued to the placement agent warrants to purchase 1,155,963 shares of common stock at an exercise price of $1.3625 per share. The warrants are exercisable commencing on stockholder approval and expire on December 8, 2030. We also paid an additional 7.0% cash fee to a prior placement agent and issued warrants to purchase up to 660,550 shares of common stock at an exercise price of $1.199 per share. The placement agent warrants are exercisable commencing on stockholder approval and expire on December 8, 2030. The estimated fair value of the placement agents warrants was approximately $1,401,000.

Stock Plans

Under the Citius Oncology 2023 Omnibus Stock Incentive Plan, adopted on April 29, 2023, we reserved 15,000,000 common shares for issuance. On August 2, 2024, we reserved 15,000,000 common shares for issuance under the Citius Oncology 2024 Omnibus Stock Incentive Plan (the “2024 Plan”). We amended the 2024 Plan on October 27, 2025 to reserve an additional 15,000,000 shares of common stock for an aggregate of 30,000,000 shares of common stock. The stock plans provide incentives to employees, directors, and consultants through grants of options, SARs, dividend equivalent rights, restricted stock, restricted stock units, or other rights.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Volatility is estimated using the trading activity of Citius Pharma common stock until such time as we have sufficient history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted to employees and directors, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

A summary of option activity under the stock plans is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Granted	-	-
Forfeited	-	-
Outstanding at December 31, 2025	18,100,000	$1.83	7.76 years	$-
Exercisable at December 31, 2025	11,316,667	$1.90	7.53 years	$-

Stock-based compensation expense for stock options for the three months ended December 31, 2025 and 2024 was $2,252,035 and $1,808,478, respectively.

At December 31, 2025, unrecognized total compensation cost related to unvested awards under our stock plans of $5,562,647 is expected to be recognized over a weighted average period of 1.08 years.

Restricted Stock Awards

On September 19, 2025, the Board of Directors granted restricted stock awards of 11,600,000 shares of common stock to employees and directors. The restricted stock awards vest on September 19, 2028. The fair value of the common stock on the date of grant was $20,300,000 ($1.75 per share).

Stock-based compensation expense for restricted stock awards for the three months ended December 31, 2025 was $1,704,015.

At December 31, 2025, unrecognized total compensation cost related to unvested restricted stock awards under the stock plans of $18,392,245 is expected to be recognized over a weighted average period of 2.72 years.

Warrants

We have reserved 46,836,387 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at December 31, 2025:

	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
December 2025 Offering Investors	$0.0001	15,229,358	None
December 2025 Offering Investors	$1.09	16,513,762	February 28, 2031
December 2025 Placement Offering Agent	$1.3625	1,155,963	December 8, 2030
December 2025 Prior Offering Agent	$1.199	660,550	December 8, 2030
		46,836,387

At December 31, 2025, the weighted average remaining life of the outstanding warrants was estimated at 3.44 years, all warrants are exercisable except for 16,513,762 investor warrants and 1,816,513 placement agent warrants which become exercisable after stockholder approval which is expected to occur in February 2026. At December 31, 2025 the aggregate intrinsic value of the warrants outstanding was $15,227,835.

Common Stock Reserved

A summary of common stock reserved for future issuances by the Company as of December 31, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	15,300,000
Warrants outstanding	46,836,387
Total	91,836,387